JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 28, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of the
JPMorgan Intrepid Sustainable Equity Fund (the “Fund”)
File No. 333-103022 and 811-21295
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 620 under the Securities Act of 1933 (the “Securities Act”) (Amendment No. 621 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
We are filing the Amendment pursuant to Rule 485(a) under the Securities Act to register new Class R6 Shares for the Fund.
The Trust hereby requests, in reliance upon ADI 2018-06, Requests for Selective Review, that the Amendment receive selective review from the Commission and its Staff due to the fact that the disclosure set forth herein is substantially similar to the disclosure concerning the Fund that was previously filed in the Trust’s Post-Effective Amendment No. 613, as filed on June 8, 2020, for which the Trust received comments from the Staff on July 23, 2020. Changes to the disclosure regarding the Fund, if any, in response to the comments from the Staff on Julye 23, 2020 will be incorporated into the amendment filed pursuant to Rule 485(b) with respect to the registration of the Fund’s Class R6 Shares. Accordingly, we request that your review be done solely in the context of the disclosure relating to the Class R6 Shares of the Fund. Selective review would serve to expedite the review process for the Trust as well as use the Staff’s time more effectively.
Please contact the undersigned at (212) 648-0152 if you have any questions.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary